Fees Summary	Jun. 08, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,029,000.00
Previously Paid Amount	0.00
Total Fee Amount	280.20
Total Offset Amount	0.00
Net Fee	280.20
Narrative - Max Aggregate Offering Price	$ 2,029,000.00
Final Prospectus	true